NOTE 6 - INTANGIBLE ASSETS (Details) - USD ($)	Feb. 29, 2024	Aug. 31, 2023	Aug. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 9,714,587	$ 9,018,798
Accumulated amortization	8,636,170	7,563,688	$ 4,515,516
Intangible assets, net	1,078,417	1,455,110	3,798,282
Total cost		9,018,798	8,313,798
Movie Copyright Love Over World [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	853,333	853,333	853,333
Movie Copyright Chujian [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	640,000	640,000	640,000
Movie Copyright A Story Of A Picture [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	422,400	422,400	422,400
Movie Copyright Our Treasures [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	936,960	936,960	936,960
Movie Copyright On The Way [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	256,000	256,000	256,000
Movie Copyright Too Simple [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,271,265	1,271,265	1,271,265
Movie Copyright Confusion [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,024,000	1,024,000	1,024,000
Movie Copyright Amazing Data [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	300,000	300,000
Movie Copyright Nice To Meet You [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	300,000	300,000
Movie Copyright Six Movies [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	695,789
Movie Copyright T V Drama [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	295,000	295,000	190,000
Broadcast 59 Movies [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,439,840	2,439,840
N F T Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 280,000	280,000	280,000
Movie And T V Broadcast [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 2,439,840	$ 2,439,840